Segmented and geographic information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 12,641	$ 11,459
Non-interest income	9,192	8,556
Total revenue	21,833	20,015
Provision for (reversal of) credit losses	1,057	158
Amortization and impairment	1,047	1,017
Other non-interest expenses	11,756	10,518
Income (loss) before income taxes	7,973	8,322
Income taxes	1,730	1,876
Net income (loss)	6,243	6,446
Non-controlling interests	23	17
Equity shareholders	6,220	6,429
Average assets	900,213	809,621
Canada [member]
Disclosure of operating segments [line items]
Net interest income	9,870	9,159
Non-interest income	6,467	6,230
Total revenue	16,337	15,389
Provision for (reversal of) credit losses	864	320
Amortization and impairment	824	812
Other non-interest expenses	9,299	8,423
Income (loss) before income taxes	5,350	5,834
Income taxes	1,195	1,320
Net income (loss)	4,155	4,514
Equity shareholders	4,155	4,514
Average assets	685,956	624,791
United States [member]
Disclosure of operating segments [line items]
Net interest income	1,732	1,470
Non-interest income	1,551	1,365
Total revenue	3,283	2,835
Provision for (reversal of) credit losses	191	(165)
Amortization and impairment	136	128
Other non-interest expenses	1,690	1,382
Income (loss) before income taxes	1,266	1,490
Income taxes	320	381
Net income (loss)	946	1,109
Equity shareholders	946	1,109
Average assets	147,723	130,302
Caribbean [member]
Disclosure of operating segments [line items]
Net interest income	873	672
Non-interest income	718	622
Total revenue	1,591	1,294
Provision for (reversal of) credit losses	1	21
Amortization and impairment	67	60
Other non-interest expenses	535	504
Income (loss) before income taxes	988	709
Income taxes	116	101
Net income (loss)	872	608
Non-controlling interests	23	17
Equity shareholders	849	591
Average assets	43,123	36,777
Other countries [member]
Disclosure of operating segments [line items]
Net interest income	166	158
Non-interest income	456	339
Total revenue	622	497
Provision for (reversal of) credit losses	1	(18)
Amortization and impairment	20	17
Other non-interest expenses	232	209
Income (loss) before income taxes	369	289
Income taxes	99	74
Net income (loss)	270	215
Equity shareholders	270	215
Average assets	23,411	17,751
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	6,657	5,954
Non-interest income	2,252	2,196
Total revenue	8,909	8,150
Provision for (reversal of) credit losses	876	350
Amortization and impairment	226	213
Other non-interest expenses	4,749	4,201
Income (loss) before income taxes	3,058	3,386
Income taxes	809	892
Net income (loss)	2,249	2,494
Equity shareholders	2,249	2,494
Average assets	305,070	272,645
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,672	1,291
Non-interest income	3,582	3,379
Total revenue	5,254	4,670
Provision for (reversal of) credit losses	23	(39)
Amortization and impairment	2	27
Other non-interest expenses	2,654	2,416
Income (loss) before income taxes	2,575	2,266
Income taxes	680	601
Net income (loss)	1,895	1,665
Equity shareholders	1,895	1,665
Average assets	84,693	70,070
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,655	1,449
Non-interest income	802	745
Total revenue	2,457	2,194
Provision for (reversal of) credit losses	218	(75)
Amortization and impairment	113	109
Other non-interest expenses	1,215	1,012
Income (loss) before income taxes	911	1,148
Income taxes	151	222
Net income (loss)	760	926
Equity shareholders	760	926
Average assets	53,983	46,733
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	2,814	2,701
Non-interest income	2,187	1,819
Total revenue	5,001	4,520
Provision for (reversal of) credit losses	(62)	(100)
Amortization and impairment	6	11
Other non-interest expenses	2,431	2,106
Income (loss) before income taxes	2,626	2,503
Income taxes	718	646
Net income (loss)	1,908	1,857
Equity shareholders	1,908	1,857
Average assets	284,259	255,063
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	(157)	64
Non-interest income	369	417
Total revenue	212	481
Provision for (reversal of) credit losses	2	22
Amortization and impairment	700	657
Other non-interest expenses	707	783
Income (loss) before income taxes	(1,197)	(981)
Income taxes	(628)	(485)
Net income (loss)	(569)	(496)
Non-controlling interests	23	17
Equity shareholders	(592)	(513)
Average assets	$ 172,208	$ 165,110